CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Common Shares ATM Program	Common Shares	Reserves	Accumulated Other Comprehensive Income	Deficit	ATM Program	Total
Balance at the beginning at Dec. 31, 2020		$ 234,649	$ 15,388	$ 528	$ (158,414)		$ 92,151
Balance at the beginning (in shares) at Dec. 31, 2020		22,738,450
Net income for the year					(34,916)		(34,916)
Other comprehensive loss for the year, net of taxes				(3)			(3)
Share based payment expense			731				731
Directors' fees paid in deferred share units			32				32
Shares and units issued for:
Exercise of warrants, options, deferred share units, performance share units and restricted share units (Note 15)		$ 7,629	(1,264)				6,365
Exercise of warrants, options, and deferred share units, performance share units, and restricted share units (in shares) (Note 15)		1,664,094
Proceeds from issuance of share, net of transaction costs and ATM Program sales (Note 15)		$ 666					666
Proceeds from issuance of share, net of transaction costs (in shares)		112,417
Acquisition of exploration and evaluation assets		$ 130					130
Acquisition of exploration and evaluation assets (in shares)		23,611
Convertible Notes Conversion (Notes 13 and 15)		$ 8,145					8,145
Convertible Notes Conversion (in shares) (Notes 13 and 15)		1,240,019
Units issued for cash, net of transactions costs (Note 15)		$ 15,933	1,667				17,600
Units issued for cash, net of transaction costs (in shares) (Note 15)		3,871,277
ATM Program sales, net of transaction costs (Note 15)		$ 666					666
Debt Conversion Agreement (Note 15)		$ 9,063					9,063
Debt Conversion Agreement Agreement (in shares) (Note 15)		1,324,985
Balance at the end at Dec. 31, 2021		$ 276,215	16,554	525	(193,330)		99,964
Balance at the end (in shares) at Dec. 31, 2021		30,974,853
Net income for the year					12,551		12,551
Share based payment expense			1,282				1,282
Directors' fees paid in deferred share units			115				115
Shares and units issued for:
Exercise of warrants, options, deferred share units, performance share units and restricted share units (Note 15)		$ 1,439	(492)				947
Exercise of warrants, options, and deferred share units, performance share units, and restricted share units (in shares) (Note 15)		356,156
Proceeds from issuance of share, net of transaction costs and ATM Program sales (Note 15)	$ 3,701					$ 3,701
Proceeds from issuance of share, net of transaction costs (in shares)	720,865
Cash, net transaction costs and fair value of derivative (Note 15)		$ 2,681	433				3,114
Cash, net transaction costs and fair value of derivative (in shares) (Note 15)		2,345,000
Convertible Notes Conversion (Notes 13 and 15)		$ 4,835					4,835
Convertible Notes Conversion (in shares) (Notes 13 and 15)		789,103
ATM Program sales, net of transaction costs (Note 15)	$ 3,701					$ 3,701
Balance at the end at Dec. 31, 2022		$ 288,871	17,892	525	(180,779)		$ 126,509
Balance at the end (in shares) at Dec. 31, 2022		35,185,977					35,185,977
Net income for the year					(64,666)		$ (64,666)
Other comprehensive loss for the year, net of taxes				(2,082)			(2,082)
Share based payment expense			1,226				1,226
Directors' fees paid in deferred share units			595				595
Shares and units issued for:
Exercise of warrants, options, deferred share units, performance share units and restricted share units (Note 15)		$ 17	(17)
Exercise of warrants, options, and deferred share units, performance share units, and restricted share units (in shares) (Note 15)		3,053
Proceeds from issuance of share, net of transaction costs and ATM Program sales (Note 15)		$ 14,077	5,883				19,960
Proceeds from issuance of share, net of transaction costs (in shares)		19,545,454
Settlement of transaction costs on 2028 Notes		$ 240					240
Settlement of transaction costs on 2028 Notes (in shares)		77,500
Convertible Notes Conversion (Notes 13 and 15)		$ 998					998
Convertible Notes Conversion (in shares) (Notes 13 and 15)		368,543
ATM Program sales, net of transaction costs (Note 15)		$ 14,077	5,883				19,960
Settlement of interest on 2028 Notes		$ 795					795
Settlement of interest on 2028 Notes (in shares)		660,800
Settlement of easement		$ 7					7
Settlement of easement (in shares)		10,000
2022 Private Placement transaction costs		$ (284)					(284)
Balance at the end at Dec. 31, 2023		$ 304,721	$ 25,579	$ (1,557)	$ (245,445)		$ 83,298
Balance at the end (in shares) at Dec. 31, 2023		55,851,327					55,851,327